EXPLORATION AND EVALUATION ASSETS - Ontario Projects (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) ha	May 25, 2023 shares
EXPLORATION AND EVALUATION ASSETS
Gain on sale of exploration and evaluation assets	$ 4,217,935	$ 12,161
Fair value of shares received as non-cash consideration on sale of project	4,657,482
Professional fees	1,652,312	$ 1,629,038
Disposal of exploration and evaluation assets	(264,000)
Impairment of exploration and evaluation assets	8,000
Kirkland Lake Discoveries Corp
EXPLORATION AND EVALUATION ASSETS
Total non-cash consideration (in shares) | shares			28,612,500
Consideration in net smelter return royalty (as a percent)			1.00%
Ontario
EXPLORATION AND EVALUATION ASSETS
Disposal of exploration and evaluation assets	(264,000)
Impairment of exploration and evaluation assets	8,000
Lucky Strike project in Kirkland Lake, Ontario
EXPLORATION AND EVALUATION ASSETS
Gain on sale of exploration and evaluation assets	4,217,935
Professional fees	175,547
Disposal of exploration and evaluation assets	264,000
Percentage of interest in mineral licenses		100.00%
Area of hectares of land | ha		11,684
Impairment of exploration and evaluation assets	8,000
Lucky Strike project in Kirkland Lake, Ontario | Kirkland Lake Discoveries Corp
EXPLORATION AND EVALUATION ASSETS
Fair value of shares received as non-cash consideration on sale of project	$ 4,657,482
Total non-cash consideration (in shares) | shares	28,612,500
Consideration in net smelter return royalty (as a percent)	1.00%
Lucky Strike project in Kirkland Lake, Ontario | Minimum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		1.00%
Lucky Strike project in Kirkland Lake, Ontario | Maximum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		2.00%